SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

In February 2022, the Group terminated the contractual arrangements between 1 Pharmacy Technology and each of the Company’s variable interest entities, namely Yihao Pharmacy, Yihao Pharmaceutical and Shanghai Yaowang as well as their respective shareholders, and 1 Pharmacy Technology entered into a share transfer agreement with the former shareholders of the VIE entities. As a result, the Company currently has direct equity control of these entities.